FAIR VALUE OF FINANCIAL INSTRUMENTS - Recurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Investments in:
Excess mortgage servicing rights	$ 324,151	[1]	$ 245,036		$ 43,971
Equity method investees at fair value	352,766	[1]
Servicer advances	2,665,551	[1]
Real estate securities, available-for-sale	1,973,189	[1],[2]	289,756
Residential mortgage loans, held-for-investment	33,539	[1]
Derivative assets	35,926	[1]
Cash and restricted cash	305,332
Liabilities
Repurchase agreements	1,620,711	[1]	150,922
Notes Payable	2,488,618	[1]
Recurring Basis | Level 1 Inputs
Investments in:
Cash and restricted cash	305,332
[AssetsFairValueDisclosure]	305,332
Recurring Basis | Level 2 Inputs
Investments in:
Real estate securities, available-for-sale	1,402,764
[AssetsFairValueDisclosure]	1,402,764
Liabilities
Repurchase agreements	1,620,711
[us-gaap:LiabilitiesFairValueDisclosure]	1,620,711
Recurring Basis | Level 3 Inputs
Investments in:
Excess mortgage servicing rights	324,151
Equity method investees at fair value	352,766		0
Servicer advances	2,665,551
Real estate securities, available-for-sale	570,425
Residential mortgage loans, held-for-investment	33,539
Derivative assets	35,926
[AssetsFairValueDisclosure]	3,982,358
Liabilities
Notes Payable	2,488,618
[us-gaap:LiabilitiesFairValueDisclosure]	2,488,618
Recurring Basis | Principal Balance or Notional Amount
Investments in:
Excess mortgage servicing rights	78,953,614	[3]	76,560,751	[4]
Equity method investees at fair value	173,619,478	[3]
Servicer advances	2,661,130
Real estate securities, available-for-sale	2,186,996		433,510
Residential mortgage loans, held-for-investment	57,552	[5]
Derivative assets	101,775	[6]
Cash and restricted cash	305,332
[AssetsFairValueDisclosure]	257,885,877
Liabilities
Repurchase agreements	1,620,711		150,922
Notes Payable	2,488,618
[us-gaap:LiabilitiesFairValueDisclosure]	4,109,329
Recurring Basis | Carrying Value
Investments in:
Excess mortgage servicing rights	324,151		245,036	[4]
Equity method investees at fair value	352,766
Servicer advances	2,665,551
Real estate securities, available-for-sale	1,973,189		289,756
Residential mortgage loans, held-for-investment	33,539
Derivative assets	35,926
Cash and restricted cash	305,332
[AssetsFairValueDisclosure]	5,690,454
Liabilities
Repurchase agreements	1,620,711		150,922
Notes Payable	2,488,618
[us-gaap:LiabilitiesFairValueDisclosure]	4,109,329
Recurring Basis | Fair Value
Investments in:
Excess mortgage servicing rights	324,151		245,036	[4]
Equity method investees at fair value	352,766
Servicer advances	2,665,551
Real estate securities, available-for-sale	1,973,189		289,756
Residential mortgage loans, held-for-investment	33,539
Derivative assets	35,926
Cash and restricted cash	305,332
[AssetsFairValueDisclosure]	5,690,454
Liabilities
Repurchase agreements	1,620,711		150,922
Notes Payable	2,488,618
[us-gaap:LiabilitiesFairValueDisclosure]	4,109,329
Recurring Basis | Level 2 Inputs
Investments in:
Excess mortgage servicing rights				[4]
Real estate securities, available-for-sale
Liabilities
Repurchase agreements			150,922
Recurring Basis | Level 3 Inputs
Investments in:
Excess mortgage servicing rights			245,036	[4]
Real estate securities, available-for-sale			289,756
Liabilities
Repurchase agreements

[1]	Represents our historical consolidated balance sheet at December 31, 2013.
[2]	Fair value, which is equal to carrying value for all securities. See Note 12 regarding the estimation of fair value.
[3]	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. New Residential does not receive an excess mortgage servicing amount on nonperforming loans in Agency portfolios.
[4]	The notional amount represents the total unpaid principal balance of the mortgage loans underlying the Excess MSRs. Generally, New Residential does not receive an excess mortgage servicing amount on nonperforming loans.
[5]	Represents New Residential's 70% interest in the total unpaid principal balance of the Residential Mortgage Loans.
[6]	Notional amount consists of the aggregate current face and UPB amounts of the securities and loans, respectively, that comprise the asset portion of the linked transaction.